UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, D.C. 20549	Expires: April 30, 2010
Estimated average burden hours
per response........10.5
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Jacqui Hughes c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† — 96.8%
EUROPE — 61.3%
CZECH REPUBLIC — 1.7%
CEZ	29,884	$1,043,150
TOTAL CZECH REPUBLIC — (Cost $1,711,241)		1,034,150
FRANCE — 8.5%
Casino Guichard - Perrachon SA	18,764	1,236,228
Gdf Suez	37,744	1,453,206
Sanofi-Aventis SA	18,097	1,021,511
Societe Generale	34,609	1,460,125
TOTAL FRANCE — (Cost $8,349,393)		5,171,070
GERMANY — 10.0%
Allianz SE	18,073	1,529,598
Bayer AG	27,437	1,461,773
E.ON AG	49,518	1,600,288
Siemens AG	15,870	893,671
Tognum AG	49,089	545,569
TOTAL GERMANY — (Cost $9,583,044)		6,030,899
ITALY — 3.7%
Eni S.p.A	68,197	1,452,995
Unione di Banche Italiane ScpA	62,657	782,204
TOTAL ITALY — (Cost $3,531,593)		2,235,199
NETHERLANDS — 2.5%
Unilever NV	66,940	1,480,211
TOTAL NETHERLANDS — (Cost $1,841,367)		1,480,211
SPAIN — 6.2%
Banco Santander SA	234,187	1,895,071
Telefonica SA	103,433	1,844,828
TOTAL SPAIN — (Cost $6,081,959)		3,739,899
SWITZERLAND — 11.1%
Givaudan SA	1,776	1,205,794
Nestle SA	71,487	2,476,375
Roche Holding AG	13,396	1,887,151
Swisscom AG	3,659	1,153,789
TOTAL SWITZERLAND — (Cost $8,107,314)		6,723,109
UNITED KINGDOM — 17.6%
Autonomy Corp. PLC *	71,575	1,134,768
Babcock International Group PLC	123,553	906,008
BAE Systems PLC	281,096	1,638,623

See notes to schedule of investments.

1

	Shares	US Value (a)
COMMON STOCKS† — Continued
EUROPE — Continued
UNITED KINGDOM — Continued
BHP Billiton PLC	78,442	$1,342,539
BP PLC	155,103	1,111,513
Compass Group PLC	258,783	1,287,284
Reed Elsevier PLC	131,912	992,156
Smith & Nephew PLC	127,012	917,568
William Morrison Supermarkets PLC	337,030	1,322,407
TOTAL UNITED KINGDOM — (Cost $15,710,656)		10,652,866
TOTAL EUROPE — (Cost $54,916,567)		37,067,403
JAPAN — 22.8%
Canon, Inc.	43,600	1,201,202
East Japan Railway Co.	18,500	1,266,488
INPEX Corp.	136	1,003,707
Itochu Corp.	248,000	1,233,996
Mitsui Fudosan Co., Ltd.	89,000	1,178,939
Nidec Corp.	23,900	1,157,288
Sekisui House Ltd.	136,000	1,164,179
Shin-Etsu Chemical Co., Ltd.	25,000	1,185,507
Sumitomo Mitsui Financial Group, Inc.	16,384	665,683
Takeda Pharmaceutical Co., Ltd.	27,900	1,319,920
Toyota Motor Corp.	42,400	1,380,531
Yamada Denki Co., Ltd.	17,800	1,067,980
TOTAL JAPAN — (Cost $16,338,659)		13,825,420
LATIN AMERICA — 1.9%
BRAZIL — 1.9%
Petroleo Brasileiro SA, ADR	44,400	1,163,280
TOTAL BRAZIL — (Cost $1,212,353)		1,163,280
TOTAL LATIN AMERICA — (Cost $1,212,353)		1,163,280
PACIFIC BASIN — 10.8%
AUSTRALIA — 3.4%
CSL Ltd/Australia	48,929	1,165,855
Newcrest Mining Ltd.	45,542	897,059
TOTAL AUSTRALIA — (Cost $2,550,405)		2,062,914
CHINA — 1.8%
Bank of China Ltd.	4,115,000	1,098,501
TOTAL CHINA — (Cost $1,017,255)		1,098,501
HONG KONG — 3.9%
China Life Insurance Co., Ltd., H Shares	380,000	1,019,312

See notes to schedule of investments.

2

	Shares	US Value (a)
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
HONG KONG — Continued
Sun Hung Kai Properties Ltd.	148,000	$1,336,042
TOTAL HONG KONG — (Cost $3,069,171)		2,355,354
SINGAPORE — 1.7%
United Overseas Bank Ltd.	131,000	1,030,922
TOTAL SINGAPORE — (Cost $1,791,030)		1,030,922
TOTAL PACIFIC BASIN — (Cost $8,427,861)		6,547,691
TOTAL COMMON STOCKS — (Cost $80,895,440)		58,603,794

	Principal Amount
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/02/2009 (b)	$2,827,000	2,827,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $2,827,000)		2,827,000
TOTAL INVESTMENTS — (Cost $83,722,440) — 101.5% **		61,430,794
OTHER ASSETS LESS LIABILITIES — (1.5)%		(919,802)
NET ASSETS — 100.0%		$60,510,992

Notes to Schedule of Investments
†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 2.7%, Auto Parts 0.9%, Automobiles 2.3%, Bank Investment Contracts 4.0%, Banks 11.4%, Building & Construction 1.9%, Building Construction 2.0%, Building Maintenance & Services 1.5%, Chemicals 2.0%, Drugs & Health Care 4.1%, Electric Utilities 1.7%, Electronics 3.9%, Food & Beverages 8.7%, Import/export 2.0%, Insurance 4.2%, Manufacturing 1.5%, Medical Products 8.7%, Mining 3.7%, Oil & Gas 3.7%, Oil Integrated 2.4%, Publishing 1.7%, Real Estate 4.1%, Retail 1.8%, Retail Grocery 4.2%, Software 1.9%, Telecommunications Services 5.0%, Transportation 2.1% and Utilities 2.7%.

*	Non-income producing security.
(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2009, there were no fair valued securities in the Fund.

(b)

Repurchase agreement, dated 1/30/2009, due 2/02/2009 with repurchase proceeds of $2,827,002 is collateralized by Federal Home Loan Mortgage Company, 0.01% due 3/05/2010 with a market value of $2,886,292.

ADR	American Depositary Receipts.
**

At January 31, 2009, the cost of investment securities for tax purposes was $83,722,440. Net unrealized depreciation of investment securities for tax purposes was $22,291,646, consisting of unrealized gains of $391,620 on securities that had risen in value since their purchase and $22,683,266 in unrealized losses on securities that had fallen in value since their purchase.

See notes to schedule of investments.

3

FAIR VALUE MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimations of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Opportunistic EAFE Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$58,603,794	$—
Level 2 - Other Significant Observable Inputs	2,827,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$61,430,794	$—

*Other financial instruments include futures, forwards and swap contracts.

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† — 91.4%
AFRICA — 7.6%
SOUTH AFRICA — 7.6%
Aspen Pharmacare	696,191	$2,888,434
FirstRand Ltd.	1,067,109	1,557,671
Gold Fields	490,410	5,207,498
JD Group Ltd.	343,642	1,232,162
MTN Group Ltd.	203,900	1,957,600
Shoprite Holdings Ltd.	262,700	1,402,611
Standard Bank Group	293,169	2,036,315
TOTAL SOUTH AFRICA — (Cost $18,067,044)		16,282,291
TOTAL AFRICA — (Cost $18,067,044)		16,282,291
EUROPE — 9.4%
CZECH REPUBLIC — 1.5%
CEZ	89,185	3,092,371
TOTAL CZECH REPUBLIC — (Cost $4,507,840)		3,092,371
HUNGARY — 0.6%
OTP Bank Nyrt*	136,355	1,366,782
TOTAL HUNGARY — (Cost $1,466,971)		1,366,782
POLAND — 2.4%
Bank Zachodni WBK SA	49,454	1,249,394
Telekomunikacja Polska SA	683,146	3,873,432
TOTAL POLAND — (Cost $7,839,926)		5,122,826
RUSSIA — 3.3%
Gazprom OAO, ADR	286,367	3,714,180
Gazprom OAO, ADR	22,701	294,432
LUKOIL, ADR	65,366	2,142,044
Mobile Telesystems, ADR	36,200	771,060
TOTAL RUSSIA — (Cost $17,699,631)		6,921,716
TURKEY — 1.6%
Tupras(T Petr Raf)	155,110	1,481,958
Turkiye Is Bankasi	884,931	1,981,771
TOTAL TURKEY — (Cost $6,398,525)		3,463,729
TOTAL EUROPE — (Cost $37,912,893)		19,967,424
LATIN AMERICA — 17.0%
BRAZIL — 5.6%
PDG Realty SA Empreendimentos e Participacoes	724,900	3,858,842
Petroleo Brasileiro SA, ADR	365,136	7,908,846
TOTAL BRAZIL — (Cost $20,473,670)		11,767,688

See notes to schedule of investments.

1

	Shares	US Value (a)
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
COLUMBIA — 1.4%
Almacenes Exito SA, GDR, (acquired 07/23/07), #, 144A	739,946	$3,007,664
TOTAL COLUMBIA — (Cost $5,802,287)		3,007,664
MEXICO — 6.8%
America Movil SAB de C.V.	2,249,200	3,210,839
Corporacion GEO SAB de CV, Series B*	4,544,200	5,013,160
Fomento Economico Mexicano SAB de CV, Series B	574,834	1,604,396
Grupo Televisa SA	926,392	2,596,578
Kimberly-Clark de Mexico SAB de CV, Series A	642,010	2,095,750
TOTAL MEXICO — (Cost $19,739,213)		14,520,723
PERU — 3.2%
Compania de Minas Buenaventura SA, ADR	160,400	3,021,936
Credicorp Ltd.	90,709	3,746,282
TOTAL PERU — (Cost $11,747,479)		6,768,218
TOTAL LATIN AMERICA — (Cost $57,762,649)		36,064,293
MIDDLE EAST — 3.5%
ISRAEL — 3.5%
Bezeq Israeli Telecommunication Corp. Ltd.	1,427,463	2,127,165
Teva Pharmaceutical Industries Ltd., ADR	126,600	5,247,570
TOTAL ISRAEL — (Cost $7,975,715)		7,374,735
TOTAL MIDDLE EAST — (Cost $7,975,715)		7,374,735
OTHER AREAS — 6.8%
INDIA — 6.8%
Bharti Airtel Ltd.*	459,969	5,948,167
Hindustan Unilever Ltd.	608,307	3,271,766
Reliance Industries Ltd.	71,538	1,946,220
Sun Pharmaceutical Industries Ltd.	149,878	3,290,079
TOTAL INDIA — (Cost $21,138,571)		14,456,232
TOTAL OTHER AREAS — (Cost $21,138,571)		14,456,232
PACIFIC BASIN — 47.1%
CHINA — 14.1%
Bank of China Ltd.	13,786,000	3,680,178
China Citic Bk	6,628,000	2,512,986
China Construction Bank Corp., H Shares	9,068,000	4,502,279
China Mobile Ltd.	1,240,500	11,278,364
CNOOC Ltd.	5,918,000	5,189,722
Netease.com Inc., ADR *	147,900	2,811,579
TOTAL CHINA — (Cost $31,045,049)		29,975,108

See notes to schedule of investments.

2

	Shares	US Value (a)
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
HONG KONG — 4.5%
China Life Insurance Co., Ltd., H Shares	2,151,000	5,769,842
China Resources Land Ltd.	1,630,335	$1,923,792
Hutchison Telecommunications International Ltd.	7,650,000	1,933,649
TOTAL HONG KONG — (Cost $11,234,576)		9,627,283
MALAYSIA — 4.7%
Bumiputra-Commerce Holdings Berhad	1,702,043	3,019,564
Resorts World Berhad	5,277,800	3,277,137
Telekom Malaysia Berhad	2,515,400	2,217,317
TM International Bhd*	1,649,210	1,453,773
TOTAL MALAYSIA — (Cost $13,982,749)		9,967,791
SINGAPORE — 3.0%
DBS Group Holdings Ltd.	693,000	4,048,927
Singapore Telecommunications Ltd.	1,264,000	2,227,239
TOTAL SINGAPORE — (Cost $5,889,151)		6,276,166
SOUTH KOREA — 13.1%
CJ CheilJedang Corp.	10,366	1,164,635
Hynix Semiconductor, Inc.*	417,950	2,720,492
Kt Corp.	145,840	4,207,330
KT&G Corp.	88,702	5,336,522
NHN Corp.*	43,141	4,377,892
POSCO	11,918	3,109,945
Samsung Electronics Co., Ltd.	19,796	7,002,354
TOTAL SOUTH KOREA — (Cost $39,111,519)		27,919,170
TAIWAN — 7.7%
Chungwha Telecom	3,196,490	4,863,138
Hon Hai Precision Industry Co., Ltd.	1,239,330	2,177,014
Taiwan Fertilizer Co., Ltd.	885,000	1,425,486
Taiwan Semiconductor Manufacturing Co., Ltd.	6,523,938	7,808,331
TOTAL TAIWAN — (Cost $22,469,982)		16,273,969
TOTAL PACIFIC BASIN — (Cost $123,733,026)		100,039,487
TOTAL COMMON STOCKS — (Cost $266,589,898)		194,184,462
PREFERRED STOCKS† — 6.7%
LATIN AMERICA — 6.7%
BRAZIL — 6.7%
AES Tiete SA (shown in units of 1,000)	696,512	4,824,547
Banco Bradesco	214,245	1,920,817
Companhia Vale do Rio Doce	278,198	3,358,761
Telecomunicacoes de Sao Paulo SA	84,600	1,615,423

See notes to schedule of investments.

3

	Shares	US Value (a)
PREFERRED STOCKS — Continued
LATIN AMERICA — Continued
BRAZIL — Continued
Uniao de Bancos Brasileiros SA	448,100	$2,532,151
TOTAL BRAZIL — (Cost $18,446,414)		14,251,699
TOTAL LATIN AMERICA — (Cost $18,446,414)		14,251,699
TOTAL PREFERRED STOCKS — (Cost $18,446,414)		14,251,699

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/02/2009 (b)	$916,000	916,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $916,000)		916,000
TOTAL INVESTMENTS — (Cost $285,952,312) — 98.6% **		209,352,161
OTHER ASSETS LESS LIABILITIES — 1.4%		3,060,207
NET ASSETS — 100.0%		$212,412,368

Notes to Schedule of Investments
†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Bank Investment Contracts 0.7%, Banks 15.2%, Brewery 0.7%, , Chemicals 0.7%, Computers 1.0%, Drugs & Health Care 5.5%, Electric Utilities 3.8%, Electronics 3.3%, Financial Services 0.7%, Food & Beverages 0.5%, Gas & Pipeline Utilities 1.9%, Homebuilders 2.4%, Household Products 2.5%, Insurance 2.7%, Internet Services 2.0%, Metals 1.6%, Mining 3.8%, Multimedia 1.2%, Oil & Gas 2.5%, Oil — Refining And Marketing 0.9%, Oil Integrated 4.8%, Real Estate 2.7%, Retail 2.7%, Semi-Conductor Manufacturing Equipment 5.0%, Software 1.3%, Steel 1.5%, Telecommunications 5.7%, Telecommunications Equipment 0.7%, Telecommunications Services 16.1%, Tobacco 2.5%, and Travel Services 1.5%.

*	Non-income producing security.
#	Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.
(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2009, there were no fair valued securities in the Fund.

(b)	Repurchase agreement, dated 1/30/2009, due 02/02/2009 with repurchase proceeds of $916,001 is collateralized by United States Treasury Bond 0.01% due 03/05/2010 with a market value of $934,996.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
**

At January 31, 2009, the cost of investment securities for tax purposes was $285,952,312. Net unrealized depreciation of investment securities for tax purposes was $76,600,151, consisting of unrealized gains of $8,484,764 on securities that had risen in value since their purchase and $85,084,915 in unrealized losses on securities that had fallen in value since their purchase.

See notes to schedule of investments.

4

FAIR VALUE MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimations of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Global Emerging Markets Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$208,436,161	$—
Level 2 - Other Significant Observable Inputs	916,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$209,352,161	$—

*Other financial instruments include futures, forwards and swap contracts.

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

PAN EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† — 96.6%
AUSTRIA — 3.5%
Vienna Insurance Group	42,008	$1,323,161
TOTAL AUSTRIA — (Cost $2,979,253)		1,323,161
BELGIUM — 2.4%
UCB SA	29,029	905,988
TOTAL BELGIUM — (Cost $883,197)		905,988
FRANCE — 9.2%
Casino Guichard - Perrachon SA	12,544	826,436
SCOR SE	92,028	1,874,718
Teleperformance	27,021	742,812
TOTAL FRANCE — (Cost $3,707,492)		3,443,966
GERMANY — 6.1%
Fresenius Medical Care AG & Co.	26,157	1,172,535
Hochtief AG	32,607	1,123,075
TOTAL GERMANY — (Cost $4,041,895)		2,295,610
GREECE — 6.1%
OPAP SA	49,909	1,456,999
Public Power Corp. SA	48,282	812,319
TOTAL GREECE — (Cost $2,048,670)		2,269,318
ITALY — 4.3%
Terna - Rete Elettrica Nazionale SpA	533,998	1,625,570
TOTAL ITALY — (Cost $2,178,061)		1,625,570
NETHERLANDS — 7.7%
Gemalto NV*	61,805	1,520,186
Imtech NV	87,127	1,350,960
TOTAL NETHERLANDS — (Cost $3,665,711)		2,871,146
NORWAY — 8.4%
DnB NOR ASA	189,400	645,427
Ship Finance International	92,878	1,055,094
Tandberg ASA	116,311	1,442,677
TOTAL NORWAY — (Cost $3,908,754)		3,143,198
PORTUGAL — 2.2%
Jeronimo Martins SGPS SA	163,738	835,456
TOTAL PORTUGAL — (Cost $929,943)		835,456
SPAIN — 12.2%
Cintra Concesiones de Infraestructuras de Transporte SA	99,048	493,334
EDP Renovaveis SA*	158,476	1,180,952
Grifols SA	63,311	1,117,053

See notes to schedule of investments.

1

	Shares	US Value (a)
COMMON STOCKS† — Continued
SPAIN — Continued
Indra Sistemas SA	69,003	$1,391,535
Tecnicas Reunidas SA	15,206	395,736
TOTAL SPAIN — (Cost $6,208,025)		4,578,610
SWEDEN — 6.3%
Elekta AB, Series B	114,800	1,307,079
Loomis AB*	22,360	165,714
Securitas AB, Series B	111,800	902,071
TOTAL SWEDEN — (Cost $2,849,993)		2,374,864
SWITZERLAND — 11.3%
Clariant AG*	154,781	771,303
Sonova Holding AG	27,960	1,349,909
Swisscom AG	4,171	1,315,237
Temenos Group AG*	92,002	809,053
TOTAL SWITZERLAND — (Cost $6,022,594)		4,245,502
UNITED KINGDOM — 16.9%
Autonomy Corp. PLC*	76,197	1,208,046
Cobham PLC	379,410	1,176,659
Experian PLC	124,033	776,963
Game Group PLC	397,740	827,141
Informa PLC	291,924	1,014,277
Investec PLC	305,086	1,103,116
QinetiQ PLC	98,955	215,467
TOTAL UNITED KINGDOM — (Cost $6,897,834)		6,321,669
TOTAL COMMON STOCKS — (Cost $46,321,422)		36,234,058

	Principal Amount
SHORT-TERM INVESTMENTS — 5.3%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/02/2009 (b)	$1,976,000	1,976,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $1,976,000)		1,976,000
TOTAL INVESTMENTS — (Cost $48,297,422) — 101.9% **		38,210,058
OTHER ASSETS LESS LIABILITIES — (1.9)%		(697,153)
NET ASSETS — 100.0%		$37,512,905

See notes to schedule of investments.

2

Notes to Schedule of Investments
†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 3.7%, Banks 1.7%, Building & Construction 5.4%, Building Construction 2.0%, Commercial Services 4.5%, Communication 3.9%, Computer Services 7.8%, Drugs & Health Care 2.4%, Electric Utilities 6.5%, Engineering 3.6%, Finance & Banking 3.0%, Hotels & Restaurants 3.9%, Insurance 8.5%, Medical Products 10.2%, Medical Services 3.0%, Multimedia 2.7%, Oil & Gas 1.1%, Public Thoroughfares 1.3%, Retail 4.4%, Retail Grocery 2.2%, Software 5.4%, Telecommunications Services 3.5%, Transport Services 2.8% and Utilities 3.1%.

*	Non-income producing security.
(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2009, there were no fair valued securities in the Fund.

(b)

Repurchase agreement, dated 1/30/2009, due 2/02/2009 with repurchase proceeds of $1,976,002 is collateralized by Federal Home Loan Mortgage Company, 0.01% due 4/18/2011 with a market value of $2,018,797.

**

At January 31, 2009, the cost of investment securities for tax purposes was $48,297,422. Net unrealized depreciation of investment securities for tax purposes was $10,087,364, consisting of unrealized gains of $1,277,098 on securities that had risen in value since their purchase and $11,364,462 in unrealized losses on securities that had fallen in value since their purchase.

See notes to schedule of investments.

3

FAIR VALUE MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimations of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Pan European Select Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$36,234,058	$—
Level 2 - Other Significant Observable Inputs	1,976,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$38,210,058	$—

*Other financial instruments include futures, forwards and swap contracts.

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: March 25, 2009	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 25, 2009	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: March 25, 2009	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                         Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                      Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.